UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 370,203	$ 410,425
Restricted cash	52	119
Inventory	4,951	5,091
Other current assets	39,487	26,640
Total current assets	415,249	443,061
Non-current assets
Derivative instruments	36,302	48,829
Vessels and equipment, net	2,189,950	2,217,301
Other fixed assets	1	2
Total non-current assets	2,226,253	2,266,132
Total assets	2,641,502	2,709,193
Current liabilities
Current portion of long-term debt	104,100	103,870
Derivative instruments	444	0
Accounts payable	2,758	3,508
Other current liabilities	53,823	45,505
Total current liabilities	161,596	153,267
Non-current liabilities
Long-term debt	1,656,294	1,708,273
Total non-current liabilities	1,656,294	1,708,273
Total liabilities	1,817,890	1,861,540
Equity
Share capital (June 30, 2024: 54,520,325 shares issued, par value $0.01 per share (December 31, 2023: 54,520,325 shares issued, par value $0.10 per share))	545	5,452
Treasury shares at cost (June 30, 2024: 649,493 (December 31, 2023: 784,007))	(6,263)	(7,560)
Additional paid in capital	904,942	1,204,634
Contributed Surplus	264,504	0
Accumulated deficit	(340,116)	(354,873)
Total equity	823,612	847,653
Total equity and liabilities	2,641,502	2,709,193
Related party
Current assets
Receivables due from related parties and affiliated companies	556	786
Current liabilities
Payables due to related parties	$ 471	$ 384